INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Intangible assets
Gross carrying amount		¥ 2,948,080	¥ 27,074,786
Accumulated amortization/deduction		(1,694,158)	(13,272,394)
Impairment		(310,153)	(12,009,457)
Net carrying amount		943,769	1,792,935
Amortization expenses		192,873	2,359,475	¥ 2,514,392
Impairment of intangible assets	$ 50,033	310,153	12,009,457	¥ 0
Estimated amortization expense
2016		192,873
2017		192,873
2018		192,873
2019		157,648
2020		108,333
ETS TOEIC license
Intangible assets
Gross carrying amount			24,126,706
Accumulated amortization/deduction			(12,117,249)
Impairment			¥ (12,009,457)
Weighted Average Amortization Period			10 years
Impairment of intangible assets			¥ 12,009,457
Customer relationships
Intangible assets
Gross carrying amount		1,300,000	1,300,000
Accumulated amortization/deduction		(659,166)	(550,833)
Net carrying amount		¥ 640,834	¥ 749,167
Weighted Average Amortization Period	12 years	12 years	12 years
Training platform
Intangible assets
Gross carrying amount		¥ 422,700	¥ 422,700
Accumulated amortization/deduction		(119,765)	(35,225)
Net carrying amount		¥ 302,935	¥ 387,475
Weighted Average Amortization Period	5 years	5 years	5 years
Contracts in progress
Intangible assets
Gross carrying amount		¥ 1,225,380	¥ 1,225,380
Accumulated amortization/deduction		(915,227)	(569,087)
Impairment		(310,153)
Net carrying amount			656,293
Amortization expenses		346,140	¥ 569,087
Impairment of intangible assets		¥ 310,153